Consolidated Cash Flow Statements For The Years Ended (Statement) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Profit (loss), attributable to owners of parent	€ 888	€ 3,239	€ 341
Adjustments to reconcile operating profit (loss)	569	(1,897)	650
Adjustments for Non Controlling Interests	262	251	170
Adjustment for net Profit (Loss) from Discontinued Operations	(20)	(14)	(16)
Adjustments for finance income (cost)	365	(274)	230
Adjustments for impairment and disposal of fixed assets	(210)	(2,208)	(35)
Adjustments for depreciation and amortisation expense	490	441	401
Income taxes paid, classified as operating activities	(97)	(192)	(170)
Increase (decrease) in working capital	63	(220)	118
Dividends received, classified as operating activities	502	363	324
Cash flows from (used in) operating activities	1,926	1,293	1,263
Investments in property, plant and equipment and intangible assets	(187)	(226)	(86)
Investments In Infrastructure Projects	(466)	(186)	(319)
Proceeds from government grants, classified as investing activities	0	0	9
Other Cash Payments To Acquire Equity Or Debt Instruments Of Associates Classified As Investing Activities	(1,636)	(1,286)	(257)
Interest received, classified as investing activities	144	172	236
Cash Flows From Used In Decrease Increase In Long term Restricted Cash	96	257	(51)
Cash flows from divestments in subsidiaries or other businesses classified as investing activities	1,158	2,582	43
Cash flows from (used in) investing activities	(891)	1,313	(425)
Cash flows before financing activities	(1,035)	(2,606)	(838)
Proceeds from contributions of non-controlling interests	1	23	130
Dividends paid to equity holders of parent, classified as financing activities	(156)	(130)	(136)
Treasury shares purchases from financing activities	(501)	(701)	(114)
Remuneration of shareholder	(657)	(831)	(250)
Dividends paid to non-controlling interests	(367)	(444)	(377)
Other treasury shares repurchase	0	(272)	0
Other movements in shareholder’s funds	15	8	(506)
Interest paid, classified as financing activities	(455)	(464)	(432)
Payments of lease liabilities, classified as financing activities	(121)	(104)	(87)
Proceeds from borrowings, classified as financing activities	1,055	150	964
Repayments of borrowings, classified as financing activities	(954)	(657)	(747)
Cash flows from (used in) financing activities	(1,483)	(2,591)	(1,305)
Adjustments for income tax expense	(60)	145	115
Adjustments for undistributed profits of investments accounted for using equity method	258	238	215
Effect of exchange rate changes on cash and cash equivalents [abstract]
Effect of exchange rate changes on cash and cash equivalents	(99)	59	160
Cash and cash equivalents in subsidiary or businesses acquired or disposed	(10)	(35)	(34)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	(557)	39	(341)
Cash and cash equivalents	€ 4,271	€ 4,828	€ 4,789